Other Income (Tables)	12 Months Ended
Dec. 31, 2017
Other Income [Abstract]
Schedule of other income
	For the years ended December 31,
	2017	2016	2015
Gain on settlement of payables (a)	$125,312	$-	$-
Government subsidy	17,394	-	-
Exchange gain	-	68,436	-
Others	3,917	-	-
Total other income	$146,623	$68,436	$-

(a)	In 2014, the Company entered into a Morpheus software licence agreement with a third-party service provider for a total consideration of $200,000. The service has been provided and charged as selling expenses in 2016. As of December 31, 2016, an amount of $125,000 remained unpaid. In 2017, the service provider has agreed to waive its entitlement to the remaining balance and the accrued amount was written back as other income.